UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22215

International Growth and Income Fund
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: June 30

Date of reporting period: March 31, 2011

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

International Growth and Income FundSM
Investment portfolio

March 31, 2011
unaudited

Common stocks — 91.98%	Shares	Value (000)

FINANCIALS — 17.88%
Bank of Nova Scotia	1,424,000	$87,379
Prudential PLC	7,208,148	81,695
Industrial and Commercial Bank of China Ltd., Class H	76,129,500	63,225
AXA SA	2,934,939	61,330
Toronto-Dominion Bank	610,000	53,984
Agricultural Bank of China, Class H1	88,501,000	50,175
ING Groep NV, depository receipts1	3,730,000	47,211
QBE Insurance Group Ltd.	2,280,000	41,671
HSBC Holdings PLC (Hong Kong)	2,926,896	30,761
HSBC Holdings PLC (United Kingdom)	1,008,896	10,374
Sampo Oyj, Class A	1,235,000	39,398
United Overseas Bank Ltd.	2,145,000	31,992
Société Générale	488,062	31,714
Westfield Group	3,095,000	29,900
Fairfax Financial Holdings Ltd.	70,000	26,447
Hong Kong Exchanges and Clearing Ltd.	1,185,000	25,746
DnB NOR ASA	1,417,777	21,753
Standard Chartered PLC	795,597	20,638
Longfor Properties Co. Ltd.	11,420,500	19,263
Sanlam Ltd.	4,210,000	17,176
Allianz SE	118,150	16,582
Australia and New Zealand Banking Group Ltd.	665,664	16,394
UBS AG1	879,000	15,771
Nomura Holdings, Inc.	2,200,000	11,505
Banco Bilbao Vizcaya Argentaria, SA	840,000	10,191
Itaú Unibanco Holding SA, preferred nominative	379,400	9,040
BNP Paribas SA	106,536	7,792
		879,107

CONSUMER STAPLES — 11.21%
British American Tobacco PLC	3,629,500	145,677
Unilever NV, depository receipts	2,425,200	76,043
Tesco PLC	11,109,914	67,904
Shoprite Holdings Ltd.	3,585,000	54,991
Kimberly-Clark de México, SAB de CV, Class A	5,755,000	35,659
Pernod Ricard SA	369,660	34,524
Coca-Cola Amatil Ltd.	2,621,731	31,836
Anheuser-Busch InBev NV	375,000	21,362
Grupo Modelo, SAB de CV, Series C	3,425,000	20,482
Foster’s Group Ltd.	2,865,000	16,951
Wesfarmers Ltd.	500,000	16,436
X5 Retail Group NV (GDR)1	360,000	15,174
Imperial Tobacco Group PLC	459,000	14,189
		551,228

INDUSTRIALS — 10.27%
Schneider Electric SA	627,276	107,210
Siemens AG	503,500	69,008
Capita Group PLC	3,855,000	45,949
Marubeni Corp.	6,065,000	43,676
Geberit AG	195,100	42,482
Vallourec SA	362,000	40,611
AB SKF, Class B	1,255,000	36,545
Mitsubishi Corp.	1,151,200	31,956
CCR SA, ordinary nominative	1,000,000	29,033
Adani Enterprises Ltd.	1,300,000	19,431
Komatsu Ltd.	511,500	17,372
Orkla AS	1,207,800	11,706
Ryanair Holdings PLC (ADR)	360,000	10,008
		504,987

TELECOMMUNICATION SERVICES — 9.23%
Portugal Telecom, SGPS, SA	8,171,000	94,307
Telekom Austria AG, non-registered shares	4,717,649	68,998
América Móvil, SAB de CV, Series L (ADR)	554,000	32,187
América Móvil, SAB de CV, Series L	10,684,600	31,009
Telstra Corp. Ltd.	20,894,000	60,945
Taiwan Mobile Co., Ltd.	14,430,000	33,957
France Télécom SA	1,480,800	33,179
Bell Aliant Inc.	855,000	23,670
KT Corp.	646,500	22,926
Telefónica 02 Czech Republic, AS	842,000	19,697
Hellenic Telecommunications Organization SA	1,075,000	12,005
China Telecom Corp. Ltd., Class H	17,470,000	10,668
Telefónica, SA	283,000	7,085
Vodafone Group PLC	1,045,500	2,960
		453,593

ENERGY — 9.18%
Royal Dutch Shell PLC, Class B	4,179,000	151,509
TOTAL SA	2,193,500	133,531
Crescent Point Energy Corp.	1,280,000	62,119
TransCanada Corp.	1,308,922	53,072
Saipem SpA, Class S	575,700	30,604
Oil Search Ltd.	2,750,000	20,253
		451,088

UTILITIES — 8.24%
National Grid PLC	12,222,655	116,469
Power Assets Holdings Ltd.	15,028,000	100,463
GDF SUEZ	1,712,271	69,766
Snam Rete Gas SpA	7,000,000	39,344
Veolia Environnement	1,150,000	35,757
CLP Holdings Ltd.	1,550,000	12,534
Cia. Energética de Minas Gerais — CEMIG, preferred nominative	646,181	12,344
International Power PLC	2,000,000	9,882
E.ON AG	275,000	8,399
		404,958

MATERIALS — 7.78%
Orica Ltd.	1,953,067	53,272
L’Air Liquide SA, non-registered shares	375,466	49,891
K+S AG	638,000	48,165
Fletcher Building Ltd.	5,545,000	39,516
Impala Platinum Holdings Ltd.	1,010,000	29,224
Syngenta AG	80,800	26,259
BASF SE	253,000	21,882
BHP Billiton PLC (ADR)	260,000	20,696
Amcor Ltd.	2,233,714	16,312
PT Semen Gresik (Persero) Tbk	15,300,000	15,990
Shin-Etsu Chemical Co., Ltd.	290,000	14,416
Linde AG	87,285	13,786
Anglo American PLC	235,000	12,219
Barrick Gold Corp.	206,000	10,693
Mitsui Chemicals, Inc.	2,937,000	10,381
		382,702

CONSUMER DISCRETIONARY — 6.26%
Virgin Media Inc.	1,815,000	50,439
OPAP SA	2,165,507	46,372
H & M Hennes & Mauritz AB, Class B	1,296,400	43,050
Toyota Motor Corp.	947,900	38,176
Daimler AG1	464,000	32,780
Bayerische Motoren Werke AG	280,000	23,313
Intercontinental Hotels Group PLC	940,000	19,272
Thomson Reuters Corp.	410,000	16,091
Naspers Ltd., Class N	275,000	14,797
Volkswagen AG, nonvoting preferred	87,000	14,111
Esprit Holdings Ltd.	2,026,442	9,300
		307,701

INFORMATION TECHNOLOGY — 5.48%
Nintendo Co., Ltd.	294,700	79,609
Taiwan Semiconductor Manufacturing Co. Ltd.	17,991,506	43,195
Canon, Inc.	981,000	42,693
HTC Corp.	931,050	36,411
Samsung Electronics Co. Ltd.	30,400	25,829
Cielo SA, ordinary nominative	2,065,000	17,505
Keyence Corp.	66,000	16,893
HOYA Corp.	329,800	7,525
		269,660

HEALTH CARE — 3.97%
Novartis AG	1,248,000	67,692
GlaxoSmithKline PLC	1,500,000	28,623
Smith & Nephew PLC	2,531,000	28,543
Sanofi-aventis	331,000	23,208
CSL Ltd.	610,000	22,544
Shionogi & Co., Ltd.	850,000	14,501
Roche Holding AG	72,100	10,299
		195,410

MISCELLANEOUS — 2.48%
Other common stocks in initial period of acquisition		121,728

Total common stocks (cost: $3,613,807,000)		4,522,162

Preferred securities — 0.38%	Shares or principal amount	Value (000)

FINANCIALS — 0.38%
HSBC Holdings PLC, Series 2, 8.00%	400,000	$10,937
SMFG Preferred Capital USD 3 Ltd. 9.50%2,3	$5,410,000	6,316
Resona Preferred Global Securities (Cayman) Ltd. 7.191%2,3	$1,215,000	1,212

Total preferred securities (cost: $14,667,000)		18,465

Convertible securities — 0.56%

MATERIALS — 0.56%
Sino-Forest Corp. 4.25% convertible notes 20162	$14,400,000	20,650
Vale SA 6.75% convertible preferred 2012	75,000	6,924

Total convertible securities (cost: $18,645,000)		27,574

	Principal amount
Bonds & notes — 1.17%	(000)

CONSUMER STAPLES — 0.34%
British American Tobacco International Finance PLC 8.125% 20132	$12,159	14,092
British American Tobacco International Finance PLC 9.50% 20182	2,000	2,649
		16,741

FINANCIALS — 0.29%
Société Générale 6.999% (undated)3	€6,200	8,781
Westfield Group 5.40% 20122	$175	185
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20142	430	460
Westfield Group 5.70% 20162	4,540	4,955
		14,381

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.29%
Greek Government, Series 30, 4.60% 2040	€18,000	14,140

CONSUMER DISCRETIONARY — 0.20%
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	$2,995	3,060
DaimlerChrysler North America Holding Corp. 7.30% 2012	4,642	4,877
DaimlerChrysler North America Holding Corp. 6.50% 2013	1,990	2,224
		10,161

TELECOMMUNICATION SERVICES — 0.05%
Digicel Group Ltd. 12.00% 20142	2,000	2,353

Total bonds & notes (cost: $48,171,000)		57,776

Short-term securities — 6.06%

Toronto-Dominion Holdings USA Inc. 0.24%–0.26% due 4/11–6/7/20112	45,000	44,992
Freddie Mac 0.125% due 6/27/2011	42,600	42,587
Caisse d’Amortissement de la Dette Sociale 0.24% due 5/2/20112	40,000	39,992
Québec (Province of) 0.19%–0.20% due 6/3–6/14/20112	40,000	39,982
Province of Ontario 0.19% due 4/1/2011	24,424	24,424
Coca-Cola Co. 0.19% due 4/21/20112	24,300	24,297
U.S. Treasury Bills 0.147%–0.185% due 4/14–5/19/2011	23,300	23,299
Fannie Mae 0.10% due 5/9/2011	20,000	19,998
Novartis Securities Investment Ltd. 0.21% due 7/14/20112	20,000	19,983
International Bank for Reconstruction and Development 0.20% due 4/6/2011	18,200	18,199

Total short-term securities (cost: $297,755,000)		297,753

Total investment securities (cost: $3,993,045,000)		4,923,730
Other assets less liabilities		(7,275)

Net assets		$4,916,455

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $222,118,000, which represented 4.52% of the net assets of the fund.

3Coupon rate may change periodically.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Financials	$879,107	$—	$—	$879,107
Consumer staples	551,228	—	—	551,228
Industrials	504,987	—	—	504,987
Telecommunication services	453,593	—	—	453,593
Energy	451,088	—	—	451,088
Utilities	404,958	—	—	404,958
Materials	382,702	—	—	382,702
Consumer discretionary	307,701	—	—	307,701
Information technology	269,660	—	—	269,660
Health care	195,410	—	—	195,410
Miscellaneous	121,728	—	—	121,728
Preferred securities	—	18,465	—	18,465
Convertible securities	6,924	20,650	—	27,574
Bonds & notes	—	57,776	—	57,776
Short-term securities	—	297,753	—	297,753
Total	$4,529,086	$394,644	$—	$4,923,730

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$970,021
Gross unrealized depreciation on investment securities	(40,494)
Net unrealized appreciation on investment securities	929,527
Cost of investment securities for federal income tax purposes	3,994,203

Key to abbreviations and symbol

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
€ = Euros

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-934-0511O-S25602

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERNATIONAL GROWTH AND INCOME FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 27, 2011

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: May 27, 2011